Dividends - Additional Information (Detail) (Common Shares, USD $)	12 Months Ended
Feb. 01, 2014
Common Shares
Dividends Payable [Line Items]
Dividend value per share	$ 0.18
Dividend declared date	Mar. 26, 2014
Dividend payable date	May 28, 2014
Dividend record date	May 02, 2014
Ex-dividend date	Apr. 30, 2014